Other Receivables and Other Current Assets - Schedule of Other Receivables and Other Current Assets (Details) - USD ($)	Apr. 30, 2026	Oct. 31, 2025
Schedule of Other Receivables and Other Current Assets [Abstract]
Deposit	$ 23,380	$ 27,780
Other receivables	593,292	623,472
VAT deductibles	21,472	45,863
Export tax rebate receivable	36,537	39,818
Cash advanced to employees	23,206	334,550
Advances to suppliers	7,534,664	3,931,712
Others	1,950	472
Total other receivables and other current assets	$ 8,234,501	$ 5,003,667